PRINCIPAL ACCOUNTING POLICIES (Details)	1 Months Ended	12 Months Ended
	Sep. 20, 2013 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Statutory reserves CNY	Dec. 31, 2012 Statutory reserves CNY	Dec. 31, 2011 Statutory reserves CNY	Dec. 31, 2013 Land use rights [Member]	Dec. 31, 2013 Purchased software and trademark registration fees [Member]	Dec. 31, 2013 Buildings [Member]	Dec. 31, 2013 Machinery and equipment [Member]	Dec. 31, 2013 Furniture, fixture and office equipment [Member] Minimum [Member]	Dec. 31, 2013 Furniture, fixture and office equipment [Member] Maximum [Member]	Dec. 31, 2013 Motor vehicles [Member] Minimum [Member]	Dec. 31, 2013 Motor vehicles [Member] Maximum [Member]
Foreign currency translation
Cash, cash equivalents, and restricted cash			602,700,000	382,800,000
Available-for-sale investment
Due to related parties	2,948,489
Debt maturity date		Dec. 31, 2015	Dec. 31, 2015
Convertible debt, conversion rate	1
Stated interest rate	5.00%
Short-term and long-term advances to suppliers
Provision for advance to suppliers				227,073,440	652,937
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life											20 years	10 years	3 years	5 years	4 years	5 years
Interest Capitalization
Interest capitalized			7,086,641	7,507,649	3,505,464
Project assets
Project assets, useful life		20 years	20 years
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum									50 years	5 years
Intangible asset, useful life, maximum									70 years	10 years
Goodwill
Goodwill impairment					45,645,832
Revenue recognition
Retainage			169,630,559	121,814,534
Return percentage, minimum		5.00%	5.00%
Retain percentage, maximum		10.00%	10.00%
VAT rate		17.00%	17.00%
Warranty cost
Product defect, minimum warranty		2 years	2 years
Product defect, maximum warranty		5 years	5 years
Product decline, minimum warranty		10 years	10 years
Product decline, maximum warranty		25 years	25 years
Product decline, minimum percentage		10.00%	10.00%
Product decline, maximum percentage		20.00%	20.00%
Provision for warranty cost			195,235,102	130,517,641	96,463,635
Warranty cost expenses			67,516,104	40,213,055	63,030,783
Utilization of warranty accruals			2,798,643	6,159,049
Shipping and handling
Shipping and handling costs			212,342,881	164,942,482	119,821,738
Government grants
Subsidy income		1,252,639	7,583,102	40,902,610	25,553,802
Government grants related to assets			63,331,500	119,820,411	91,611,300
Statement [Line Items]
Appropriation to statutory reserves						5,887,925	56,894	14,397,530
Convenience translation
Exchange rate		6.0537	6.0537